LOANS, FINANCING AND DEBENTURES - GUARANTEES FOR NON-SUBSIDIARY (Details) R$ in Thousands	Dec. 31, 2025 BRL (R$)
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 21,545,766
Amazonas Energia | AXIA Energia, Amazonas Energia
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	45,826
Angra I | AXIA Energia, Angra I, 2027
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	44,750
Angra III | AXIA Energia, Angra III, 2038
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	2,691,188
Angra III | AXIA Energia, Angra III, 2036
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	3,106,469
Caldas Novas Transmissão | AXIA Energia, Caldas Novas Transmissão, 2038
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,104
Transnorte Energia - TNE | AXIA Energia ,Transnorte Energia - TNE, 2036
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	466,155
Transnorte Energia - TNE | AXIA Energia, Transnorte Energia - TNE, 2028
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	484,044
Transnorte Energia - TNE | AXIA Energia, Transnorte Energia - TNE, 2030
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	593,244
Transnorte Energia - TNE | AXIA Energia, Transnorte Energia - TNE, 2041
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	519,022
UHE Belo Monte - Norte Energia | AXIA Energia, UHE Belo Monte - Norte Energia, 2042
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	13,593,964
Non-controlled companies guarantees
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 25,453,409